ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 8,528	$ 8,020
Government authorities	2,068	2,427
Professional services accruals	1,480	1,886
Other accruals	4,604	4,155
Other overhead related expenses	253	885
Hosting, software and web services accruals	307	411
Accrued expenses and other liabilities, total	$ 17,240	$ 17,784